Income Taxes (Schedule Of Deferred Taxes By Significant Categories) (Details) - USD ($) $ in Thousands	Jan. 02, 2016	Jan. 03, 2015
Income Taxes [Abstract]
Inventory	$ 3,341	$ 3,024
Accruals not currently deductible	5,892	4,427
Equity-based compensation expense	4,476	2,822
Intangible assets	9,283	10,107
Net operating losses	110	526
Accumulated other comprehensive income	988
Other	3,428	4,543
Gross deferred tax assets	27,518	25,449
Valuation allowance	(607)	(526)
Net deferred tax assets	26,911	24,923
Depreciation/amortization	(6,137)	(6,171)
Accumulated other comprehensive income		(1,994)
Prepaid expenses	(1,566)	(1,431)
Intangible assets	(9,283)	(10,107)
Other	(4,663)	(5,473)
Gross deferred tax liabilities	(21,649)	(25,176)
Net current deferred tax assets	9,674	9,683
Net noncurrent deferred tax assets	9,844	5,933
Net current deferred tax liabilities	(4,434)	(5,268)
Net noncurrent deferred tax liabilities	(9,822)	(10,601)
Net deferred taxes	$ 5,262
Net deferred taxes		$ (253)